U. S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1. Name and address of issuer: Declaration Fund, Suite 6160, 555 North Lane, Conshohocken, PA 19428
__________________________________________________________________

2. Name of each series or class of funds for which this notice is filed: Declaration Cash Account Series
__________________________________________________________________

3.  Investment Company Act File Number:  811-3176

    Securities Act File Number:  2-72066
__________________________________________________________________

4.  Last day of fiscal year for which this notice is filed:
December 31, 1995
__________________________________________________________________

5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of
reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.  [ ]
__________________________________________________________________

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):
__________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal; year, but which remained unsold at the beginning of the fiscal year: None
__________________________________________________________________

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  None
__________________________________________________________________

9.  Number and aggregate sale price of securities sold during the fiscal year:  45,335,406 shares - $45,335,406
__________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
45,335,406 shares - $45,335,406
__________________________________________________________________

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): N/A
__________________________________________________________________

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                        $ 45,335,406.
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                        +  1,409,521.
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                        - 46,744,927.
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                        +     x
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):
                                        $
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                        x     x
     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                        $     x
                                        ______________________
                                        ______________________
__________________________________________________________________

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [ ]

     Date of mailing or wire transfer of filing fees to the
Commission's lockbox depository.
__________________________________________________________________

                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
                         s/ Terence P. Smith
By (Signature and Title) ______________________________
                         Terence P. Smith, Secretary


Date: February 15, 1996

                 U. S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1. Name and address of issuer: Declaration Fund, Suite 6160, 555 North Lane, Conshohocken, PA 19428
__________________________________________________________________

2. Name of each series or class of funds for which this notice is filed: Camco 100% U. S. Treasury - Short Term Fund Series
__________________________________________________________________

3.  Investment Company Act File Number:  811-3176

    Securities Act File Number:  2-72066
__________________________________________________________________

4.  Last day of fiscal year for which this notice is filed:
December 31, 1995
__________________________________________________________________

5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of
reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.  [ ]
__________________________________________________________________

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):
__________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal; year, but which remained unsold at the beginning of the fiscal year: None
__________________________________________________________________

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  None
__________________________________________________________________

9.  Number and aggregate sale price of securities sold during the fiscal year:  None
__________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
None
__________________________________________________________________

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): N/A
__________________________________________________________________

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                        $     x
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                        +  1873.
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                        -  1873.
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                        +     x
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):
                                        $     x
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                        x     x
     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                        $     x
                                        ______________________
                                        ______________________
__________________________________________________________________

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [ ]

     Date of mailing or wire transfer of filing fees to the
Commission's lockbox depository.
_________________________________________________________________

                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
                         s/ Terence P. Smith
By (Signature and Title) ______________________________
                         Terence P. Smith, Secretary


Date: February 15, 1996

                 U. S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1. Name and address of issuer: Declaration Fund, Suite 6160, 555 North Lane, Conshohocken, PA 19428
__________________________________________________________________

2. Name of each series or class of funds for which this notice is filed: Camco 100% U. S. Treasury - Intermediate Term Fund Series
__________________________________________________________________

3.  Investment Company Act File Number:  811-3176

    Securities Act File Number:  2-72066
__________________________________________________________________

4.  Last day of fiscal year for which this notice is filed:
December 31, 1995
__________________________________________________________________

5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of
reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.  [ ]
__________________________________________________________________

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):
__________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal; year, but which remained unsold at the beginning of the fiscal year: None
__________________________________________________________________

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  None
__________________________________________________________________

9.  Number and aggregate sale price of securities sold during the fiscal year:  None
__________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
None
__________________________________________________________________

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): N/A
__________________________________________________________________

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                        $     x
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                        +  3546.
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                        -  3546.
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                        +     x
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):
                                        $     x
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                        x     x
     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                        $     x
                                        ______________________
                                        ______________________
__________________________________________________________________

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [ ]

     Date of mailing or wire transfer of filing fees to the
Commission's lockbox depository.
_________________________________________________________________

                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
                         s/ Terence P. Smith
By (Signature and Title) ______________________________
                         Terence P. Smith, Secretary


Date: February 15, 1996

                 U. S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1. Name and address of issuer: Declaration Fund, Suite 6160, 555 North Lane, Conshohocken, PA 19428
__________________________________________________________________

2. Name of each series or class of funds for which this notice is filed: Camco 100% U. S. Treasury - Total Return Fund Series
__________________________________________________________________

3.  Investment Company Act File Number:  811-3176

    Securities Act File Number:  2-72066
__________________________________________________________________

4.  Last day of fiscal year for which this notice is filed:
December 31, 1995
__________________________________________________________________

5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of
reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.  [ ]
__________________________________________________________________

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):
__________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal; year, but which remained unsold at the beginning of the fiscal year: None
__________________________________________________________________

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  None
__________________________________________________________________

9.  Number and aggregate sale price of securities sold during the fiscal year:  5778 shares - $57,000.
__________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
5778 shares - $57,000.
__________________________________________________________________

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): N/A
__________________________________________________________________

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                        $ 57,000.
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                        +  4,191.
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                        - 61,191.
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                        +     x
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):
                                        $     x
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                        x     x
     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                        $     x
                                        ______________________
                                        ______________________
__________________________________________________________________

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [ ]

     Date of mailing or wire transfer of filing fees to the
Commission's lockbox depository.
_________________________________________________________________

                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
                         s/ Terence P. Smith
By (Signature and Title) ______________________________
                         Terence P. Smith, Secretary


Date: February 15, 1996